Interest-bearing Financial Liabilities - Summary of Interest-bearing Financial Liabilities (Detail) ₱ in Millions, $ in Millions	Dec. 31, 2020 PHP (₱)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 PHP (₱)
Long-term portion of interest-bearing financial liabilities:
Long-term debt (Notes 28 and 29)	₱ 205,195		₱ 172,834
Current portion of interest-bearing financial liabilities:
Long-term debt maturing within one year (Notes 28 and 29)	17,570		19,722
Borrowings	₱ 222,765	$ 25	₱ 192,556